Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Research and development	$ 357	$ 387
Prepaid insurance	1,378	280
Other	518	963
Total	$ 2,253	$ 1,630